Note 23 - Other liabilities - Plan Assets (Details) - Post-employment benefits - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Funded
Disclosure of defined benefit plans [line items]
Values at the beginning of the year		$ 116,617	$ 159,528
Translation differences		(1,940)	6,635
Increase due to business combinations	[1]	4,708
Benefits paid		8,459	10,374
Other		571
At the end of the year		$ 123,234	$ 116,617
Equity instruments		18.00%	29.00%
Debt instruments		33.00%	67.00%
Others		49.00%	4.00%
Fair value of funded post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Values at the beginning of the year		$ (126,842)	$ (160,504)
Translation differences		(1,897)	6,639
Return on plan assets		(6,121)	(4,319)
Remeasurements		(4,225)	20,987
Increase due to business combinations	[2]	(3,903)
Contributions paid to the plan			(435)
Benefits paid		8,459	10,374
Other		477	416
At the end of the year		$ (134,052)	$ (126,842)

[1]	Related to Mattr’s pipe coating business unit acquisition. For more information see note 34.
[2]	Related to Mattr’s pipe coating business unit acquisitions. For more information see note 34.